LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
LEASES
Rent expense	$ 55,494	$ 113,025
Operating lease agreements expiration dates	expiration dates between 2019 and 2021
Operating Lease, Weighted Average Discount Rate, Percent	3.95%		3.95%